Summary of significant accounting policies - Disclosure of Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Sep. 30, 2018
Minimum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years
Minimum | Furniture, fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Minimum | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Maximum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	40 years
Maximum | Furniture, fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	20 years
Maximum | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years